Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and Finance Costs
Interest expense	$ 20,502	$ 20,742	$ 27,963
Interest income from bond repurchase	(2,435)	(579)
Amortization of financing costs	1,865	1,066	1,126
Loan expenses and other	307	285	343
Total	$ 20,239	$ 21,514	$ 29,432